Leases - Summary of Maturity Profile of Lease Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	$ 3,935	$ 1,028
Total	3,443	715
In one year or less or on demand
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	927	110
In more than one year but not more than two years
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	630	110
In more than two years but not more than five years
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	1,335	307
In more than five years
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	$ 1,043	$ 501